COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of total rent expense related to operating leases
Rent expense related to operating leases, including rent expense incurred on our behalf and allocated to us by Summit Investments, was as follows:

	Three months ended March 31,
	2015	2014
	(In thousands)
Rent expense	$427	$382